GUARANTEES (FY) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Movement in Product Warranty Accrual [Roll Forward]
Beginning balance	$ 488	$ 473	$ 473	$ 500
Warranties and performance guarantees issued	131	133	182	171
Settlement made	(111)	(126)	(164)	(191)
Other	1	(2)	(3)	(7)
Ending balance	$ 509	$ 478	488	473
Indemnification Agreement for Divested Business [Member]
Guarantees [Abstract]
Carrying amount of liabilities related to obligations			$ 10	$ 10